Basis of preparation	12 Months Ended
Dec. 31, 2022
Basis of preparation
Basis of preparation

2 Basis of preparation

Unless otherwise specified, “the Company” refers to Centogene N.V. and Centogene GmbH throughout the remainder of these notes, while “the Group” refers to Centogene N.V., Centogene GmbH and its subsidiaries.

The consolidated financial statements of the Group were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”). The accounting policies used in the fiscal year 2022 generally correspond to the policies applied in the prior year, except for the changes in presentation relating to discontinued operations (refer to Note 2.1– New significant accounting policies and accounting judgments and estimates and Note 9– Discontinued operations).

These consolidated financial statements are presented in euro, which is the Group’s functional currency. Unless otherwise specified, all financial information presented in euro is rounded to the nearest thousand (EUR k) in line with customary commercial practice.

2.1New significant accounting policies and accounting judgments and estimates

Discontinued operations

A discontinued operation is a component of an entity that either has been disposed of, or that is classified as held for sale. It must either (i) represent a major separate line of business or geographical area of operations; (ii) be part of a single coordinated disposal plan; or (iii) be a subsidiary acquired exclusively with a view to resale. A component also qualifies for presentation as a discontinued operation when activities are ultimately ended (abandoned). Non-current assets and disposal groups are not classified as assets held for sale if their carrying amount is to be recovered through continuing use.

In 2021, the Group decided to end its COVID-19 business activities in Q1 2022. The Group assessed that ending the activities of this operating segment would qualify as a discontinued operation. Therefore, the profit or loss related to the COVID-19 business is presented in a separate line item of the profit and loss section of the consolidated statements of comprehensive loss for the years ended December 31, 2022, 2021 and 2020. This also resulted in an accelerated depreciation of COVID-19 segment related property, plant and equipment and right of use assets through March 31, 2022. Since the operations were discontinued through winding-down of the COVID-19 business, no assets or liabilities were required to be disclosed separately on the statements of financial position. The segment reporting note and notes to the consolidated financial statements for the years ended December 31, 2022, 2021 and 2020 only represent continuing operations. For further details on the discontinued operations refer to Note 9 – Discontinued operations.

Warrants

Warrants are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price. In the event that the exercise price or the number of shares to be issued is not deemed to be fixed, the warrants are classified as a non-current derivative financial liability. Warrants entitle the holder to purchase one common share of the Company at an exercise price of USD 7.72 per share and can be settled for a fixed number of the Company's underlying common shares. Since the exercise price of the warrants is determined in US dollars which is different from the Company’s functional currency, warrants are classified as liabilities. This liability is initially recognized at its fair value on the date the contract is entered into and subsequently accounted for at fair value through profit and loss (FVTPL) at each reporting date. As the warrants are classified as financial liabilities at FVTPL, transaction costs in the amount of EUR 68k were expensed in the consolidated statements of comprehensive loss for the year ended December 31, 2022. For more details, refer to Note 22 – Financial instruments - fair values and risk management.

2.2 Going Concern

As an early commercial-stage company, the Group is still in progress towards reaching break-even in its diagnostic and pharmaceutical businesses. The Group and Company are subject to a number of risks similar to those of other development and early commercial stage companies. These risks include, among other things, the failure to enter into and successfully execute further collaborations with pharmaceutical partners, the failure to generate revenue from the Company’s development portfolio and risks associated with research, development, testing and obtaining related regulatory approvals in relation to our product candidates.

The Group´s ongoing success and ultimately the attainment of profitable operations depends on future uncertain events which include, among other things, obtaining adequate financing to promote our commercial and development activities until the Group can generate sufficient revenues to support its operating cash requirements. The Group has incurred operating losses since inception. For the year ended December 31, 2022, the Group incurred a net comprehensive loss of EUR 31.9 million of which EUR 38.6 million is related to loss before taxes from continuing operations, resulting in net cash outflow from operating activities of EUR 26.5 million. As of December 31, 2022, the Group had generated an accumulated deficit of EUR 141.3 million and had an equity position of EUR 7.4 million.

Considering cash and cash equivalents as of December 31, 2022, of EUR 36.0 million with short term debt obligations of EUR 3.4 million, the Group has prepared cash flow forecasts and considered the cash flow requirement for the Company, principally focused on the twelve-month period from the date of the approval of these consolidated financial statements. Management updated their cash flow forecasts based on an amendment signed for the Group’s Loan Facility (defined in Note 28) as of April 30, 2023. Accordingly, in addition to the short-term portion of the loan, the Group is also required to prepay USD 5.0 million of the loan upon the first new business development or financing transaction the Group will enter and to maintain at least EUR 9.1 million in unrestricted cash on deposit in collateral accounts (refer to Note 28). These forecasts show that further financings will be required during the course of the next 12 months assuming, among others, that development programs and other operating activities continue as currently planned. This requirement for additional financing represents a material uncertainty that raises significant doubt about our ability to continue as a going concern. Without such funding considered, the Group’s current cash and cash equivalents will not be sufficient to fund its operations and meet all of its obligations as they fall due for at least one year from the date of the issuance of these consolidated financial statements.

Consequently, management plans to complete a significant financing primarily through private equity financing and/or convertible debt financing. The convertible debt financing discussions are at a progressed stage and aim to, not only, obtain a significant cash injection but also a long-term strategic collaboration in one of our key commercial regions. In parallel, management is in discussion with several private equity parties aiming to materialize a significant capital injection also with a suitable strategic fit for the company. Management has a reasonable level of confidence that one or more of the mentioned transactions should materialize in the next months improving the overall cash position and the mid-to-long-term sustainability of the Company.

As a third set of actions, which started in 2022, the company is in constant review of the cost structure, implementing several waves of efficiencies across the full organization aiming to improve our overall cash burn rate and reducing mainly our general and administrative expenses and research and development costs. Finally, the Group is seeking strategic collaborations and marketing, distribution or licensing arrangements, business and asset divestitures and grant funding among other things. Despite the Company’s efforts to obtain the necessary funding and improve profitability of its operations, and despite management’s expectation that these efforts will be successful, there can be no assurance of its success in doing so, or obtaining necessary funding on acceptable terms.

The accompanying consolidated financial statements for the year ended December 31, 2022, have been therefore prepared on a going concern basis contingent upon the successful implementation of the plans described above. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The audited consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, was the Group unable to continue as a going concern.

2.3COVID-19 Pandemic and Geopolitical Conditions

Worldwide economic and political disruptions as a result of COVID-19 and the conflict between Russia and Ukraine has resulted and is expected to further result in interruptions to business operations and supply chain disruption, affecting raw material and or intermediate supply or manufacturing capabilities.

COVID-19 vaccines being widely available, management updated its long-term outlook for the COVID-19 testing business at the end of the third quarter of 2021 and decided to wind-down all COVID-19 business related operations. Consequently, all COVID-19 testing site contracts expired, all COVID-19 operations at testing sites had ceased and the COVID-19 testing business was discontinued as of March 31, 2022. For Diagnostics and Pharmaceutical businesses, management expects that the impact of the pandemic would be minimal to none for the foreseeable future. However, it cannot be assured that the availability of supplies and equipment for the Group’s laboratories, the availability of staff and the start dates and recruitment in clinical trials will not be impacted in the future.

Until today, the impact of geopolitical conditions has not been significant to the Group’s operations. However, economic growth is expected to slow, including due to the recent surge in inflation and related actions by central banks, with a significant risk of recession in many parts of the world in the near term. This may also prolong tight credit markets and potentially cause such conditions to become more severe. These issues, along with the re-pricing of credit risk and the difficulties currently experienced by financial institutions, may make it difficult to obtain financing. Additionally, the Group may be affected by price increases or certain fiscal policy changes in Germany, such as new tax legislation, economic sanctions, and comparable measures, although at this point, management does not foresee any such macroeconomic changes.

2.4Restatement of selected assets and liabilities in the consolidated statements of financial position and selected income and expenses in the consolidated statements of comprehensive loss

During the preparation of unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2022, the Group identified unadjusted differences related to certain property, plant and equipment and lease liabilities balances on the consolidated statements of financial position and cost of sales and other operating income amounts in the statements of comprehensive loss as of and for the year ended December 31, 2021. These restated assets, liabilities, income and expenses are related to the COVID-19 segment which has been discontinued as of March 31, 2022. During Q2 2022, management identified the accelerated depreciation was over-stated with an amount of EUR 1,317k and a terminated lease contract in Q4 2021 with a EUR 273k lease liability balance which was not derecognized from the statement of financial position as of December 31, 2021. The lease liability is in relation to the closure of the Hamburg laboratory of which the right of use asset was completely written off in Q3 2021. To correct these differences, property, plant and equipment has been restated by EUR 1,317k with a corresponding decrease in depreciation expense under cost of sales and lease liabilities have been restated by EUR 273k with a corresponding increase in other operating income. All of these adjustments are related to discontinued operations. The net impact of this restatement has been disclosed under net income from discontinued operations, net of tax, in the amount of EUR 1,590k.

Additionally, during the preparation of the unaudited financial results for the second quarter ended June 30, 2022, the Group identified differences related to revenue recognized and impairment losses recognized on contract assets for the years ended December 31, 2021 and 2020 and trade receivables and contract assets outstanding as of December 31, 2021 and 2020 for the Diagnostic segment and COVID-19 segment. For the Diagnostic segment, these differences mainly resulted from the inappropriate usage of test codes for medical documentation submitted to insurance companies in the U.S. For the COVID-19 segment, the differences are related to inappropriate application of surveillance testing. Accordingly, to correct these differences, account receivables and contract assets has been restated by EUR 875k and EUR 211k and other liabilities has been restated by EUR 960k and EUR 640k as of December 31, 2021 and 2020, respectively. These restatements resulted in a decrease in revenue by EUR 1,355k and EUR 710k and a decrease in impairment of financial assets by EUR 313k and EUR 102k for the years ended December 31, 2021 and 2020, respectively. The impact of the correction of the differences on the accumulated deficit as of January 1, 2021 was EUR 851k. EUR 57k and EUR 127k of these adjustments corrected in trade receivables and revenue as of and for the years ended December 31, 2021 and 2020, respectively, are related to the COVID-19 business and included in discontinued operations. All of the remaining adjustments are related to the Diagnostic segment and included in continued operations.

The impact of the restatements on the consolidated statements of comprehensive income for the years ended December 31, 2021, and 2020 are as follows:

	For the year ended Dec 31,			For the year ended Dec 31,
in EUR k	2021 (as previously reported)	Adjustments	2021 (as restated)*	2020 (as previously reported)	Adjustments	2020 (as restated)*
Revenue	189,923	(1,355)	188,568	128,381	(710)	127,671
Cost of sales	161,765	(1,317)	160,448	83,437	-	83,437
Gross profit	28,158	(38)	28,120	44,944	(710)	44,234
Research and development expenses	19,297	-	19,297	14,935	-	14,935
General administrative expenses	46,739	-	46,739	40,160	-	40,160
Selling expenses	9,860	-	9,860	8,026	-	8,026
Impairment of financial assets	1,140	(313)	827	3,738	(102)	3,636
Other operating income	2,936	331	3,267	2,394	-	2,394
Other operating expenses	86	-	86	182	-	182
Real estate transfer tax expenses	-	-	-	-	-	-
Operating loss	(46,028)	606	(45,422)	(19,703)	(608)	(20,311)
Loss for the period	(46,852)	606	(46,246)	(21,378)	(608)	(21,986)
Total comprehensive loss	(46,309)	606	(45,703)	(21,426)	(608)	(22,034)
Loss per share- Basic and diluted (in EUR)	(2.06)	0.02	(2.04)	(1.02)	(0.03)	(1.05)

*As restated consolidated statements of comprehensive income for the years ended December 31, 2021 and 2020 have not been re-presented as a result of discontinued operations. Refer to Note 9 – Discontinued Operations.

The impact of the restatements on the consolidated statements of financial position as of December 31, 2021 and 2020, are as follows:

in EUR k	Dec 31, 2021 (as previously reported)	Adjustments	Dec 31, 2021 (as restated)	Dec 31, 2020 (as previously reported)	Adjustments	Dec 31, 2020 (as restated)
Property, plant and equipment	8,147	1,317	9,464	16,590	-	16,590
Non‑current assets	39,217	1,317	40,534	53,084	-	53,084

Trade receivables and contract assets	24,337	(875)	23,462	29,199	(211)	28,988
Current assets	51,477	(875)	50,602	97,046	(211)	96,835
Total Assets	90,694	442	91,136	150,130	(211)	149,919

Equity and liabilities
Accumulated deficit and other reserves	(109,295)	(245)	(109,540)	(62,888)	(851)	(63,739)
Equity	27,503	(245)	27,258	65,777	(851)	64,926

Lease liabilities	15,588	(194)	15,394	17,677	-	17,677
Other liabilities	-	960	960	-	640	640
Non‑current liabilities	23,695	766	24,461	27,235	640	27,875

Lease liabilities	3,409	(79)	3,330	3,528	-	3,528
Current liabilities	39,496	(79)	39,417	57,118	-	57,118
Total Equity and Liabilities	90,694	442	91,136	150,130	(211)	149,919

The impact of the restatements on the consolidated statements of cash flows for the years ended December 31, 2021 and 2020 are as follows:

	For the year ended Dec 31,			For the year ended Dec 31,
in EUR k	2021 (as previously reported)	Adjustments	2021 (Restated)*	2020 (as previously reported)	Adjustments	2020 (Restated)*
Operating activities
Loss before taxes	(46,876)	606	(46,270)	(21,097)	(607)	(21,704)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation	21,291	(1,317)	19,974	15,128	-	15,128
Expected credit loss allowances on trade receivable and contract liabilities	1,140	(313)	827	3,738	(102)	3,636
Other non-cash items	(862)	41	(821)	(915)	101	(814)
Changes in operating assets and liabilities
Trade receivables and contract assets	4,191	664	4,855	(16,344)	172	(16,172)
Other liabilities	1,632	320	1,952	6,245	436	6,681
Net cash flow used in operating activities	(21,739)	-	(21,739)	8,462	-	8,462

Investing activities
Cash flow used in investing activities	(5,360)	-	(5,360)	(16,151)	-	(16,151)

Financing activities
Net cash flow from/ (used in) financing activities	(3,203)	-	(3,203)	14,842	-	14,842

Cash and cash equivalents at the end of the period	17,818	-	17,818	48,156	-	48,156

*As restated consolidated statements of comprehensive income for the years ended December 31, 2021 and 2020 have not been re-presented as a result of discontinued operations. Refer to Note 9 – Discontinued Operations.

The restatements above have no impact on the changes in cash, cash equivalents and net cash flows in operating, investing, and financing activities within the consolidated statements of cash flows for all periods presented.